GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 6:GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Changes in the carrying amount of goodwill:

	December 31,
	2018	2019

Balance as of beginning of the year	$69,217	$82,400
Goodwill acquired	13,183	-

Closing balance	$82,400	$82,400

F - 28

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 6:GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Cont.)

The composition of intangible assets is as follows:

	December 31,
	2018	2019

Original amount:

Technology	$26,141	$26,141
Customer relationships	5,120	5,120
Other	664	664

	31,925	31,925

Less - accumulated amortization	17,193	22,782

Intangible assets, net	$14,732	$9,143

Amortization expense amounted to $5,259, $6,356 and $5,589 for the years ended December 31, 2017, 2018, and 2019, respectively.

The estimated future amortization expense of intangible assets as of December 31, 2019 is as follows:

2020	3,821
2021	2,740
2022	1,808
2023	390
2024	128
Thereafter	256

$9,143